Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Total lease payments in remaining 2020	$ 46,494
Less: interest	575
Present value of lease liabilities	$ 45,919